Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Total short-term borrowings	¥ 2,048	¥ 9,495
Unsecured short-term loans from financial institutions | Japanese Yen Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	400	7,700
Unsecured short-term loans from financial institutions | Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	¥ 1,648	¥ 1,795